JPMorgan Large Cap Growth Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
RUSSELL 1000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	26.51%	18.38%	16.67%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	31.84%	19.07%	16.83%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	33.84%	19.97%	17.56%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.54%	18.67%	15.48%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.27%	16.00%	14.00%